Note 13 - Commitments, Contingencies and Guarantees (Tables)	12 Months Ended
Jan. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Leases [Table Text Block]
Years Ended January 31,	Operating Leases	Capital Leases	Total
2017	4,152	134	4,286
2018	2,845	66	2,911
2019	1,872	-	1,872
2020	685	-	685
2021	254	-	254
	9,808	200	10,008